OTHER ASSETS (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
OTHER ASSETS
Prepaid expenses	$ 3,448,069	$ 2,832,912
Lease security deposits	678,854	539,028
Shareholder loans receivable (Note 30)	53,185	50,521
Other assets	4,180,108	3,422,461
Less amounts due within one year	(3,451,901)	(2,890,197)
Non-current balance	$ 728,207	$ 532,264